EMPLOYEE RETENTION ALLOWANCE (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Description of incentive employee retention plan	The Company previously had an incentive employee retention policy under which an amount equal to one month salary per year of service was accrued to each qualified employee up to a maximum of 10 months (or 10 years of service with the Company and/or a related company). To qualify for this retention allowance, an employee was required to complete two years of service with the Company and/or a related company.
Employee retention allowance	$ 171,867	$ 208,153	$ 596,849